Revenue from Contract with Customers - Summary of Contractual Assets and Liabilities from Contracts with Customers (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Trade Receivables	€ 301,769	€ 212,734
Contract Assets	172,580	103,417
Contract Liabilities	(22,306)	(14,847)
Advances From Customers	(22,892)	€ (26,568)
Non-current advances from customers	€ (39,418)